Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options

A summary of the changes in Employee Share Options issued under the EMI Plan as of the year ended December 31, 2021 are as follows:

Weighted
Average
			Remaining	Aggregate
	Number of	Weighted	Contractual	Intrinsic
	Options	Average Strike	Term	Value
Options to purchase A Ordinary shares	Outstanding	Price	(in years)	(in thousands)
Outstanding at December 31, 2020	2,133,989	$0.07	7.7	$12,434
Granted	—	$—
Exercised	(2,103,951)	$0.07
Forfeited	(30,038)	$0.07
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—

Weighted
Average
			Remaining	Aggregate
	Number of	Weighted	Contractual	Intrinsic
	Options	Average Strike	Term	Value
Options to purchase Ordinary Shares	Outstanding	Price	(in years)	(in thousands)
Outstanding at December 31, 2020	31,155	$4.76	2.0	$82
Granted	—	$—
Exercised	(31,155)	$4.76
Forfeited	—	$—
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—

The options issued under the Articles of Association also only became exercisable upon an Exercisable Event, but unlike the options issued under the EMI Plan which expire 10 years after issuance, the options issued under the Articles of Association did not have an expiration date.The options issued under the 2021 Plan become exercisable in one-third increments on each of the first three anniversaries of the grant date subject to satisfaction of a service condition and expire 10 years after issuance.

Weighted
Average
Remaining
	Number of	Weighted	Contractual	Aggregate
	Options	Average Strike	Term	Intrinsic Value
Options to purchase common share	Outstanding	Price	(in years)	(in thousands)
Outstanding at December 31, 2020	—	$—	—	$—
Granted	2,456,102	$11.04
Exercised	—	$—
Forfeited	—	$—
Outstanding at December 31, 2021	2,456,102	$11.04	9.9	$—
Exercisable at December 31, 2021	—	$—	—	$—

Schedule of Restricted Stock Units

		Weighted
	Number of	Average Fair
	Options	Value Per
	Outstanding	Option
Outstanding at December 31, 2020	—	$—
Granted	4,227,759	$11.38
Vested	(939,502)	$11.38
Forfeited	—	$—
Outstanding at December 31, 2021	3,288,257	$11.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options to purchase A ordinary shares of Legacy Wejo issued during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Expected term (in years)	0.0	2.0
Expected volatility	72.6%	79.5%
Risk-free interest rate	0.1%	(0.1)%
Expected dividend yield	—%	—%
Underlying fair value of Ordinary share	$9.56	$0.05

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options under the 2021 Plan issued during the year ended December 31, 2021:

Year Ended
December 31, 2021
Expected term (in years)	6.0
Expected volatility	46.4%
Risk-free interest rate	1.3%
Expected dividend yield	—%
Underlying fair value of Ordinary share	$11.04

Share-based Compensation Allocation

Share-based compensation expense recorded is as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$46,029	$—
Sales and marketing	3,218	—
Technology and development	2,718	—
Cost of revenue	351	—
Total	$52,316	$—